United States Securities
             Securities and Exchange Commission
                   Washington, D.C.  20549

                          Form 13F

                     Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:
June 30, 2002

Check here if Amendment [  ]; Amendment Number:
     This Amendment (Check only one): [ ] is a restatement.
                           [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Quantitative Investment Advisors, Inc.
Address:   55 Old Bedford Road
           Lincoln, MA  01773


Form 13F File Number:   28-  4108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name:      Frederick S. Marius
Title:     President and General Counsel
Phone:     (781) 259-1144

Signature, Place, and Date of Signing;

/s/ Frederick S. Marius    Lincoln, MA  August 9, 2002
[Signature]              [City, State]    [Date]

Report Type (Check only one.):

[  X ]    13F HOLDINGS REPORT.  (Check here if all holdings
     of this reporting manager are reported in this report.)

[    ]    13F NOTICE.  (Check here if no holdings reported
     are in this report, and all holdings are reported by another manager(s).)

[    ]    13F COMBINATION REPORT.  (Check here if a portion
     of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Column 1  Column 2   Column 3     Column 4    Column 5         Column 6     Column 7   Column 8
Name of   Title of
Issuer    Class      Cusip        Value       SHRS OR SH PUT   Investment   Other      Voting
				  (x1000)     PRN AMT PRN CALL Discretion   Managers   Auhtority 									       	       S/Sh/None
RANBAXY
LABORATORIES
LTD     SHS GLOBAL  Y7187Y116      21  		1,100              SH  	     OTHER   SHARED
TATA TEA LTD GDR    876569203     238  		59,600             SH        OTHER   SHARED
BAJAJ
AUTO LTD  GDR	    Y0546X127	  226		22,400		   SH
OTHER 	SHARED
STATE BK
INDIA  	   GDR      856552203     220     	19,100             SH        OTHER   SHARED
MORGAN
STANLEY CAP
DEL LLC    OPALS    616917647     548    	6,800              SH        OTHER   SHARED
VIDESH
SANCHAR
NIGAM LTD  ADR      92659G600     23            3,846    	   SH        OTHER   SHARED
ASUSTEK
COMPUTER
INC	   GDR	    04648R209     202	       68,650    	   SH	     OTHER   SHARED
BENQ CORP  GDR	    082301201	  190	       23,499
WIPRO LTD  ADR      97651M109      50     	1,700    	   SH        OTHER   SHARED
REALTEK
SEMICNDCTR
CORP	   GDR      756063202     158          10,900    	   SH        OTHER   SHARED
INFOSYS
TECHNOLOGIES
LTD        ADR      456788108      56  	 	1,100    	   SH        OTHER   SHARED
TOTAL ACCESS
COMMUN	   COM	    689931905     508	      498,200    	   SH	     OTHER   SHARED
AU OPTRONICS
CORP       ADR      002255107     207  	       25,000    	   SH        OTHER   SHARED
SAMSUNG
ELECTRS
LTD	   GDR      796050888     604 	 	4,400    	   SH        OTHER   SHARED

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            20

Form 13F Information Table Value Total:           $4,243
                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the filing manager of this report.

NONE